Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	$ 642	$ 590
Pension benefit liability	1,125	547
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	3	3
Accrued liabilities	0	0
Pension benefit liability	1,125	547
Post-retirement and post-employment benefit liability	0	0
Net unfunded status	1,122	544
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Accrued liabilities	60	55
Pension benefit liability	0	0
Post-retirement and post-employment benefit liability	1,723	1,417
Net unfunded status	1,783	1,472
Hydro One Sault Ste. Marie LP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Post-employment benefit plans	$ 0	$ 7